Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unused tax credits
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	194,595	202,550
Unused operating loss carryforwards-undistributed earnings tax
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	303,826	284,914
Others
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	15,637	17,422
Total
Statement [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 515,618	$ 506,446